Summary of Significant Accounting Policies - Revenue Recognition (Details) - Sunlight - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 26,203	$ 10,199	$ 50,990	$ 23,272
Administrative services
Disaggregation of Revenue [Line Items]
Revenue from affiliates	0	0	100	100
Sunlight's facilitation of the sale of Indirect Channel Loans from its Bank Partner to an affiliate | Administrative services
Disaggregation of Revenue [Line Items]
Total revenue	26,203	10,199	50,990	23,272
Platform fees, net | Sunlight's facilitation of the sale of Indirect Channel Loans from its Bank Partner to an affiliate | Administrative services
Disaggregation of Revenue [Line Items]
Total revenue	25,112	9,599	48,774	22,082
Other revenues | Sunlight's facilitation of the sale of Indirect Channel Loans from its Bank Partner to an affiliate | Administrative services
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,091	$ 600	$ 2,216	$ 1,190